AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.4%
Long-Term Municipal Bonds – 87.9%
California – 83.9%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035-10/01/2037	$18,255	$20,492,470
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	5,080,749
Series 2020-A 5.00%, 10/01/2045	1,500	1,667,283
Series 2020-C 5.00%, 10/01/2045	1,000	1,111,522
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	8,874,884
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,385,237
Series 2021 0.48% (MUNIPSA + 0.28%), 04/01/2056(a)	2,500	2,501,727
California Community Choice Financing Authority Series 2021-B 4.00%, 02/01/2052	6,345	7,229,272
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043-05/01/2048	5,350	5,979,047
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(b)	2,350	2,250,189
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	3,000	3,004,589
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	500	412,671
4.00%, 08/01/2046(b)	4,000	3,611,765
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2040-06/01/2049	13,520	14,654,174
Series 2020-B 1.75%, 06/01/2030	110	110,093
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037-12/01/2044	8,150	9,412,156
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,892,578

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007-T 5.00%, 03/15/2039	$16,535	$22,547,639
Series 2021 5.00%, 04/01/2051	2,000	2,916,591
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,511,294
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,258,909
California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020-A 5.00%, 08/01/2050	1,030	1,187,116
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051-06/01/2061(b)	1,465	1,506,850
California Health Facilities Financing Authority Series 2013-A 5.00%, 07/01/2033 (Pre-refunded/ETM)	5,000	5,262,862
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035-08/15/2047	7,365	8,507,393
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2036-04/01/2040	15,165	16,814,476
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046-05/15/2051(c)	15,865	17,661,123
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	7,962	8,773,603
Series 2021-1, Class A 3.50%, 11/20/2035	7,253	7,747,907
Series 2021-2 0.816%, 03/25/2035	3,000	191,078
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 0.55% (MUNIPSA + 0.35%), 08/01/2047(a)	6,300	6,305,865
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2022 0.85%, 01/01/2050(b)	7,500	7,479,181

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(b)	$1,500	$1,426,028
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(b)	1,250	1,322,129
California Municipal Finance Authority Series 2015-A 5.00%, 02/01/2046 (Pre-refunded/ETM)	1,380	1,525,790
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036-06/01/2046	3,400	3,728,903
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035-04/01/2041	5,960	6,424,643
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032-10/01/2039	7,510	8,554,401
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046-10/01/2051	2,165	2,337,890
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041-05/15/2052	14,250	16,273,308
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2052	1,000	1,047,005
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,192,199
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,538,335
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2036-12/31/2037	9,685	11,169,621
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	5,000	5,379,640
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d) (e) (f)	2,745	54,900

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2019 5.00%, 07/01/2039-11/21/2045(b)	$17,740	$20,245,337
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(b)	2,200	1,598,883
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	2,000	2,254,164
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(b)	2,500	2,499,298
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037-10/15/2047	3,665	4,127,818
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(b)	2,750	2,888,061
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(b)	4,675	5,067,362
Series 2016 5.25%, 07/01/2052	2,500	2,743,714
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2047(b)	2,765	3,074,554
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(b)	3,000	3,384,125
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046-06/01/2051(b)	5,235	5,508,800
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(b)	430	468,829
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(b)	4,770	5,193,504
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(b)	625	676,201

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(b)	$1,000	$1,075,736
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037-07/01/2047(b)	3,420	3,828,937
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034	600	641,366
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036-06/01/2046(b)	3,500	3,708,561
Series 2017 5.125%, 06/01/2047(b)	700	748,773
Series 2017-G 5.00%, 06/01/2037-06/01/2053(b)	1,910	2,061,566
California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 06/01/2047-06/01/2053(b)	4,950	5,433,111
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	617,532
5.875%, 10/01/2044	1,000	1,074,720
6.00%, 10/01/2049	715	769,154
California State Public Works Board (California State Public Works Board Lease) Series 2012-A 5.00%, 04/01/2037	5,000	5,018,242
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,414,496
Series 2021-B 2.144%, 11/01/2033	6,000	5,524,378
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	2,500	2,750,550
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,200,440
California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group) Series 2015 5.00%, 10/01/2026-10/01/2045	5,645	6,180,240
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032-11/01/2041(b)	3,010	3,398,055

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034-05/15/2036	$3,910	$4,446,843
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,223,664
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2051(b)	2,150	2,410,667
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	5,000	5,613,464
Series 2018-A 5.50%, 12/01/2058(b)	1,700	1,989,822
California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(b)	1,800	1,870,994
5.375%, 11/01/2049(b)	2,500	2,600,658
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039-07/01/2052(b)	6,535	6,775,994
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	6,300	5,629,113
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040-05/01/2043	2,000	2,282,908
City of Encinitas CA Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	965	985,497
5.00%, 09/01/2027 (Pre-refunded/ETM)	955	975,284
5.00%, 09/01/2029 (Pre-refunded/ETM)	770	786,355
City of Fairfield CA (City of Fairfield CA COP) XLCA Series 2007 Zero Coupon, 04/01/2035	3,700	2,670,052
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027-09/02/2029	1,760	1,855,794
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043-09/01/2048	6,650	7,436,107

	Principal Amount (000)	U.S. $ Value

City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032-05/15/2045	$5,600	$5,995,871
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,240,350
City of Los Angeles Department of Airports Series 2019 4.00%, 05/15/2044	4,045	4,361,287
Series 2022 5.00%, 05/15/2045	1,500	1,826,198
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025-09/02/2030	3,290	3,352,686
City of Redding CA Electric System Revenue NATL Series 1992 12.249%, 07/01/2022 (Pre-refunded/ETM)(g)	100	103,640
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	11,239,455
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033-09/01/2034	2,320	2,636,273
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	710,554
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041	4,900	4,648,438
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033-03/01/2037	8,400	9,502,929
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 05/01/2031	5,000	5,017,667
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032-01/01/2047	3,750	4,311,870
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,879,547
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	2,000	1,616,538

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	$3,000	$3,004,792
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	3,500	2,888,696
4.00%, 08/01/2047(b)	1,830	1,641,083
Coast Community College District Series 2019-F 3.00%, 08/01/2036-08/01/2038	3,965	4,135,531
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040-09/01/2045	2,240	2,475,264
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,987,396
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	4,000	3,505,218
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(b)	1,000	860,188
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	3,000	2,728,315
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	5,000	4,827,174
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	1,000	1,004,095
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	2,000	1,664,599
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(b)	1,000	864,561

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	$2,500	$2,505,884
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	841,247
4.00%, 12/01/2056(b)	1,000	880,279
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)	2,000	1,744,708
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	2,400	2,405,463
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	3,000	2,674,705
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,331,216
Garden Grove Unified School District Series 2013-C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,677,530
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	12,940	13,082,324
Series 2021 1.85%, 06/01/2031	5,000	4,981,153
3.85%, 06/01/2050	5,000	4,939,896
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045	5,000	5,579,758
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	1,000	1,130,510
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031-09/01/2035	4,525	4,941,521
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2028-11/01/2029	6,580	6,744,539
Los Angeles Community College District/CA Series 2019-K 4.00%, 08/01/2038	2,500	2,746,483
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2022-G 5.00%, 12/01/2035(c)	5,500	6,835,775

	Principal Amount (000)	U.S. $ Value

Los Angeles Unified School District/CA Series 2020-R 4.00%, 07/01/2036-07/01/2044	$24,500	$27,876,747
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP) Series 2012-B 5.00%, 10/01/2028-10/01/2029	9,220	9,431,386
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	830	1,224,699
Series 2009-B 6.50%, 11/01/2039	10,000	14,755,405
Menifee Union School District Series 2018 5.00%, 09/01/2043-09/01/2048	2,215	2,450,940
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031 (Pre-refunded/ETM)	1,640	1,834,379
5.00%, 08/01/2032 (Pre-refunded/ETM)	1,500	1,677,786
5.00%, 08/01/2033 (Pre-refunded/ETM)	2,200	2,460,752
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,492,388
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,441,927
Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	5,250	5,645,117
Palomar Health Series 2016-A 5.00%, 08/01/2031	1,285	1,451,289
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	5,000	5,673,684
Series 2017 5.00%, 11/01/2042	1,000	1,151,778
Poway Unified School District Series 2012 5.00%, 09/01/2026 (Pre-refunded/ETM)	970	990,357
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033-09/01/2034	2,495	2,731,379
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,521,376
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032-09/01/2037	3,235	3,837,851
Riverside County Transportation Commission Series 2013-A 5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	9,647,964
Series 2021 4.00%, 06/01/2046	5,000	5,523,830

	Principal Amount (000)	U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 0.664% (LIBOR 3 Month + 0.55%), 06/01/2034(a)	$1,450	$1,393,330
0.684% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,375	5,090,872
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2037-07/01/2038	4,500	5,000,707
Series 2020 5.00%, 07/01/2035-07/01/2040	2,155	2,556,471
Series 2021-A 4.00%, 07/01/2056	4,750	5,255,510
Series 2021-B 4.00%, 07/01/2046	2,500	2,727,361
San Diego Unified School District/CA Series 2013-C 5.00%, 07/01/2032 (Pre-refunded/ETM)	3,180	3,347,180
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029	1,310	1,326,443
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033-08/01/2035	2,000	2,292,372
Series 2016-C 5.00%, 08/01/2032-08/01/2035	2,000	2,292,546
San Francisco Intl Airport Series 2012-A 5.00%, 05/01/2027-05/01/2028	7,000	7,050,552
Series 2017-A 5.00%, 05/01/2042	2,000	2,261,477
Series 2019-A 5.00%, 05/01/2044	17,435	20,158,758
Series 2022-A 4.00%, 05/01/2052	10,000	10,932,882
Series 2022-C 3.283%, 05/01/2036	3,000	3,002,414
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 01/01/2023 (Pre-refunded/ETM)	25,000	24,812,277
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,357,174
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033-07/01/2034	8,200	8,870,618

	Principal Amount (000)	U.S. $ Value

State of California Series 2004 5.30%, 04/01/2029	$5	$5,018
Series 2013 5.00%, 02/01/2031	5,000	5,184,001
Series 2014 5.00%, 12/01/2030	2,000	2,132,369
Series 2019 5.00%, 04/01/2029	10,000	12,234,070
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033-09/01/2034	3,800	4,335,394
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016-A 5.00%, 08/01/2032-08/01/2036	3,500	4,011,103
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 09/01/2026-09/01/2028	2,375	2,413,483
5.50%, 09/01/2030-09/01/2033	2,135	2,170,096
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	10,000	1,994,440
0.45%, 06/01/2030	100	95,764
4.00%, 06/01/2022	1,250	1,258,579
5.00%, 06/01/2023	1,160	1,208,843
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037-06/01/2048	15,380	17,690,397
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040-10/01/2049	5,200	6,256,574
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	728,605
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031-01/01/2032	7,700	8,328,673
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032-07/01/2033	3,500	4,017,576

		884,734,977

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(b)	1,710	1,821,078

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$430	$487,448
Series 2018 7.125%, 09/01/2038(b)	1,385	1,738,254

		2,225,702

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037-01/01/2059	1,390	1,607,857

Guam – 1.3%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	700	683,437
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,475,115
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	5,240	5,843,719
Territory of Guam Series 2019 5.00%, 11/15/2031	290	322,022
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	4,675	5,290,965

		13,615,258

Illinois – 0.2%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	2,000	2,272,534

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(b)	335	418,938

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	305	345,321

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	535	565,537

	Principal Amount (000)	U.S. $ Value

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	$1,700	$1,709,309

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	1,034,654
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	725	752,398
AGC Series 2007-C 5.50%, 07/01/2031	140	148,946
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	2,090	2,181,468
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	2,110	2,178,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	335	355,387
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	847	708,522
Series 2019-A 4.329%, 07/01/2040	1,065	1,163,548
4.55%, 07/01/2040	90	99,479
5.00%, 07/01/2058	2,650	2,965,223

		11,588,200

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,010	1,048,348

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	1,805	1,897,910

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044-01/01/2055(b)	640	669,597

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	$115	$122,912
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	2,000	2,099,913

		2,222,825

Total Long-Term Municipal Bonds (cost $912,973,053)		926,743,391

Short-Term Municipal Notes – 12.5%
California – 12.5%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-D 0.18%, 08/01/2035(h)	1,800	1,800,000
Antelope Valley-East Kern Water Agency Series 2008-A 0.16%, 06/01/2037(h)	1,125	1,125,000
Bay Area Toll Authority Series 2021 0.50% (MUNIPSA + 0.30%), 04/01/2056(a)	2,000	2,000,240
0.61% (MUNIPSA + 0.41%), 04/01/2056(a)	8,000	8,013,312
California Municipal Finance Authority (Garden Grove Pacific Associates) Series 2018 0.10%, 06/01/2058(h)	6,325	6,325,000
California State Public Works Board (California State Public Works Board Lease) Series 2022-A 5.00%, 08/01/2022(c)	3,750	3,809,209
California Statewide Communities Development Authority (Scripps Health Obligated Group) Series 2012-A 0.17%, 08/01/2035(h)	11,410	11,410,000
California Statewide Communities Development Authority (Western University of Health Sciences) Series 2019 0.16%, 06/01/2039(h)	5,570	5,570,000
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 0.19%, 07/01/2037(h)	2,355	2,355,000
City & County of San Francisco CA (Related/Mariposa Development Co. LP) Series 2017-B1 0.17%, 07/01/2057(h)	5,405	5,405,000
County of Los Angeles CA Series 2021 4.00%, 06/30/2022	29,610	29,941,543

	Principal Amount (000)	U.S. $ Value

County of Riverside CA Series 2021 2.00%, 06/30/2022	$17,865	$17,942,282
County of San Bernardino CA (WLP Green Valley Apartments LLC) Series 1999 0.10%, 05/15/2029(h)	1,000	1,000,000
County of San Bernardino CA (WLP Mountain View Apartments LLC) Series 2004-A 0.10%, 02/15/2027(h)	3,545	3,545,000
County of San Bernardino CA (WLP Parkview Place Apartments LLC) Series 2004-A 0.10%, 02/15/2027(h)	2,150	2,150,000
Metropolitan Water District of Southern California Series 2021-D 0.34% (MUNIPSA + 0.14%), 07/01/2037(a)	2,100	2,098,359
Northern California Power Agency Series 2019-A 0.18%, 07/01/2032(h)	10,365	10,365,000
San Francisco City & County Redevelopment Agency Successor Agency (Mercy Terrace LLC) Series 2005-A 0.10%, 06/15/2035(h)	1,150	1,150,000
State of California Series 2018-C 0.14%, 05/01/2033(h)	12,000	12,000,000
Western Municipal Water District Facilities Authority Series 2017-A 0.17%, 10/01/2042(h)	3,525	3,525,000

Total Short-Term Municipal Notes (cost $131,611,996)		131,529,945

Total Municipal Obligations (cost $1,044,585,049)		1,058,273,336

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Agency CMBS – 1.2%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	6,474	7,257,737
Series 2021-3, Class A 3.25%, 08/20/2036	1,993	2,099,017
Series 2021-3, Class X 0.764%, 08/20/2036(i)	2,640	182,180
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,701	3,532,726

Total Commercial Mortgage-Backed Securities (cost $13,902,689)		13,071,660

Total Investments – 101.6% (cost $1,058,487,738)(j)		1,071,344,996
Other assets less liabilities – (1.6)%		(16,718,125)

Net Assets – 100.0%		$1,054,626,871

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.65%	USD	48,600	$(3,192,770)	$(4,150,186)	$957,416

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$513,616	$—	$513,616
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	63,888	—	63,888
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	254,183	—	254,183
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	250,570	—	250,570
USD	38,000	01/15/2027	CPI#	3.336%	Maturity	(1,311,343)	—	(1,311,343)
USD	10,200	01/15/2027	CPI#	3.320%	Maturity	(362,678)	—	(362,678)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(259,671)	(13,281)	(246,390)
USD	3,580	01/15/2027	CPI#	3.323%	Maturity	(126,590)	—	(126,590)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,720,880	—	3,720,880
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,576,336	—	3,576,336
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(33,384)	—	(33,384)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,102,665	—	1,102,665
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,093,097	—	1,093,097
USD	655	01/15/2030	1.714%	CPI#	Maturity	105,172	—	105,172
USD	655	01/15/2030	1.731%	CPI#	Maturity	104,030	—	104,030
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	370,411	—	370,411
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	404,529	—	404,529
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(105,256)	—	(105,256)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(186,290)	—	(186,290)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(61,877)	—	(61,877)

						$9,112,288	$ (13,281)	$9,125,569

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	20,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$833,807	$—	$833,807
USD	17,500	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	612,483	—	612,483
USD	17,000	04/15/2032	1.280%	1 Day SOFR	Annual	554,909	—	554,909
USD	13,900	04/15/2032	1.284%	1 Day SOFR	Annual	449,038	—	449,038
USD	9,000	04/15/2032	1.729%	1 Day SOFR	Annual	(71,531)	—	(71,531)
USD	8,000	04/15/2032	1.618%	1 Day SOFR	Annual	17,686	—	17,686
USD	13,000	02/15/2036	1 Day SOFR	1.709%	Annual	315	—	315
USD	8,100	02/15/2036	1 Day SOFR	1.654%	Annual	(55,897)	—	(55,897)
USD	1,000	02/15/2036	1 Day SOFR	1.730%	Annual	2,731	—	2,731
USD	7,500	02/15/2041	1.856%	3 Month LIBOR	Semi-Annual/ Quarterly	208,152	—	208,152
USD	5,370	04/15/2044	0.962%	3 Month LIBOR	Semi-Annual/ Quarterly	1,051,442	—	1,051,442
USD	13,250	02/15/2046	3 Month LIBOR	2.193%	Quarterly/ Semi-Annual	409,137	—	409,137
USD	1,000	02/15/2046	3 Month LIBOR	2.061%	Quarterly/ Semi-Annual	4,985	—	4,985

						$4,017,257	$—	$4,017,257

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	$403,827	$—	$403,827

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2022.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $162,619,988 or 15.4% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.01%

(e)	Defaulted.
(f)	Non-income producing security.
(g)	Inverse floater security.

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	IO - Interest Only.
(j)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,254,366 and gross unrealized depreciation of investments was $(16,893,039), resulting in net unrealized appreciation of $27,361,327.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.9% and 0.5%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-NAHY – North American High Yield Credit Default Swap Index

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$926,743,391	$—	$926,743,391
Short-Term Municipal Notes	—	131,529,945	—	131,529,945
Commercial Mortgage-Backed Securities	—	13,071,660	—	13,071,660

Total Investments in Securities	—	1,071,344,996	—	1,071,344,996
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	11,559,377	—	11,559,377
Centrally Cleared Interest Rate Swaps	—	4,144,685	—	4,144,685
Interest Rate Swaps	—	403,827	—	403,827
Liabilities:
Centrally Cleared Credit Default Swaps	—	(3,192,770)	—	(3,192,770)
Centrally Cleared Inflation (CPI) Swaps	—	(2,447,089)	—	(2,447,089)
Centrally Cleared Interest Rate Swaps	—	(127,428)	—	(127,428)

Total	$—	$1,081,685,598	$—	$1,081,685,598

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.